Average Annual Total Returns - INTERNATIONAL EQUITY FUND	Institutional before taxes One Year	Institutional before taxes Five Years	Institutional before taxes Ten Years	Investor before taxes One Year	Investor before taxes Five Years	Investor before taxes Ten Years	Investor After Taxes on Distributions One Year		Investor After Taxes on Distributions Five Years		Investor After Taxes on Distributions Ten Years		Investor after taxes on distributions and sale of Fund shares One Year		Investor after taxes on distributions and sale of Fund shares Five Years		Investor after taxes on distributions and sale of Fund shares Ten Years		MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) One Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Five Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Ten Years
Total	7.81%	8.68%	5.31%	7.52%	8.38%	5.04%	7.24%	[1]	6.89%	[1]	4.08%	[1]	4.64%	[1]	6.38%	[1]	3.86%	[1]	7.79%	7.44%	5.50%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.